Report Of The Directors Financial Review Risk Report - Maximum Exposure To Credit Risk (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	$ 3,029,509	$ 2,897,666
Offset	(244,240)	(300,902)
Net	2,785,269	2,596,764
On Balance Sheet Risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	2,305,592	2,204,751
Offset	(244,240)	(300,902)
Net	2,061,352	1,903,849
On Balance Sheet Risk | Derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	219,818	290,872
Offset	(204,829)	(262,233)
Net	14,989	28,639
On Balance Sheet Risk | Loans and advances to customers held at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	962,964	861,504
Offset	(35,414)	(33,657)
Net	927,550	827,847
On Balance Sheet Risk | Loans and advances to customers held at amortised cost | – personal
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	374,762	337,826
Offset	(2,946)	(3,629)
Net	371,816	334,197
On Balance Sheet Risk | Loans and advances to customers held at amortised cost | – corporate and commercial
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	516,754	460,209
Offset	(29,459)	(27,686)
Net	487,295	432,523
On Balance Sheet Risk | Loans and advances to customers held at amortised cost | – non-bank financial institutions
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	71,448	63,469
Offset	(3,009)	(2,342)
Net	68,439	61,127
On Balance Sheet Risk | Loans and advances to banks
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	90,393	88,126
Offset	(273)	(248)
Net	90,120	87,878
On Balance Sheet Risk | Reverse repurchase agreements – non-trading
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	201,553	160,974
Offset	(3,724)	(4,764)
Net	197,829	156,210
Off Balance Sheet Risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	723,917	692,915
Net	723,917	692,915
Off Balance Sheet Risk | – financial guarantees and similar contracts
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	38,328	37,072
Off Balance Sheet Risk | – loan and other credit-related commitments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	$ 685,589	$ 655,843